Shareholders Equity - USD ($)	Issued Capital	Shares to be Issued	Warrant Reserves	Contributed Surplus	Equity Component of Convertible Debentures	Deficit	Total
Beginning balance, shares at Dec. 31, 2017	48,337,225
Beginning balance, amount at Dec. 31, 2017	$ 550,744	$ 0	$ 0	$ 0	$ 222,417	$ (5,580,023)	$ (4,806,862)
Shares issued - Transaction consideration, shares	2,544,075
Shares issued - Transaction consideration, amount	$ 614,415						614,415
Shares issued for cash, shares	8,756,376
Shares issued for cash, amount	$ 2,092,295		80,280				2,172,575
Shares issued on conversion of convertible debentures, shares	11,796,046
Shares issued on conversion of convertible debentures, amount	$ 1,010,363				(222,417)		787,946
Shares issued on conversion of notes payable, shares	785,949
Shares issued on conversion of notes payable, amount	$ 157,079						157,079
Shares issued to former CEO, shares	2,000,000
Shares issued to former CEO, amount	$ 477,180						477,180
Shares issued for restructuring, shares	1,204,851
Shares issued for restructuring, amount	$ 216,873						216,873
Shares issued for services, shares	2,423,076
Shares issued for services, amount	$ 282,075						282,075
Vesting of escrow shares							0
Share-based payments				892,417			892,417
Net loss and comprehensive loss for the year						(3,789,918)	(3,789,918)
Ending balance, shares at Dec. 31, 2018	77,847,598
Ending balance, amount at Dec. 31, 2018	$ 5,401,024	0	80,280	892,417	0	(9,369,941)	(2,996,220)
Adjustment on application of IFRS 16						(9,951)	(9,951)
Adjusted beginning balance, shares	77,847,598
Adjusted beginning balance, amount	$ 5,401,024	$ 0	80,280	$ 892,417	0	(9,379,892)	(3,006,171)
Shares issued for Sun Valley acquisition, shares	22,409,425
Shares issued for Sun Valley acquisition, amount	$ 2,143,566						$ 2,143,566
Shares issued on private placement, shares	24,452,500	52,487		66,405			118,892
Shares issued on conversion of notes payable, shares	2,500,000
Shares issued on conversion of notes payable, amount	$ 7,254						$ 7,254
Shares issued for conversion of debentures, shares	3,991,524
Shares issued for conversion of debentures, amount	$ 55,997						55,997
Shares issued for compensation, shares	7,400,000
Shares issued for compensation, amount	$ 304,721						304,721
Shares issued for services, shares	1,500,000
Shares issued for services, amount	$ 257,041						257,041
Shares for debt settlement, shares	1,686,861
Shares for debt settlement, amount	$ 208,153						208,153
Vesting of escrow shares							0
Shares cancelled, shares	(4,657,553)
Shares cancelled, amount	$ (669,236)					669,236
Shares cancelled and to be reissued	$ (15,239)	$ 15,239					0
Shares issued for exercise of warrants, shares	431,075
Shares issued for exercise of warrants, amount	$ 61,287						61,287
Shares issued to agents, shares	136,000
Shares issued to agents, amount	$ 20,255						20,255
Shares to be issued for note payable		6,811					6,811
Share-based payments				$ 608,944			608,944
Net loss and comprehensive loss for the year						(4,301,663)	(4,301,663)
Ending balance, shares at Dec. 31, 2019	137,697,430
Ending balance, amount at Dec. 31, 2019	$ 7,827,310	22,050	146,685	1,501,361	0	(13,012,319)	(3,514,913)
Shares issued on private placement, shares	55,309,465
Shares issued on private placement, amount	$ 921,138			49,782			970,920
Shares issued for conversion of debentures, shares	11,659,984
Shares issued for conversion of debentures, amount	$ 621,353						621,353
Shares issued to former CEO, shares	651,875
Shares issued to former CEO, amount	$ 15,239		(15,239)				0
Shares issued for services, shares	9,500,000
Shares issued for services, amount	$ 487,354		60,287				547,641
Shares for debt settlement, shares	5,841,586
Shares for debt settlement, amount	$ 219,150						219,150
Vesting of escrow shares	$ 193,025						193,025
Obligation to issue shares, shares	150,000
Obligation to issue shares, amount	$ 6,811		(6,811)				0
Exercise of options, shares	7,583,333
Exercise of options, amount	$ 840,499	(745,531)			(36,306)		58,662
Shares issued for exercise of warrants, shares	50,290,026
Shares issued for exercise of warrants, amount	$ 10,689,762			(35,549)			10,654,213
Lawrence Park & Atkinson acquisition, shares	5,128,204
Lawrence Park & Atkinson acquisition, amount	$ 1,147,925
Kai Medical acquisition					10,025		10,025
Reclassification of expired warrants				(80,280)	80,280		0
Share-based payments					323,799		323,799
Net loss and comprehensive loss for the year						(17,066,311)	(17,066,311)
Ending balance, shares at Dec. 31, 2020	283,811,903
Ending balance, amount at Dec. 31, 2020	$ 22,969,566	$ (745,531)	$ 60,287	$ 80,638	$ 2,223,269	$ (30,078,630)	$ (5,490,401)